Segmental informtion - Consolidated sales revenue by product (Details) - USD ($) $ in Millions	6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019
Disclosure of products and services [line items]
Revenue from contracts with customers	$ 19,316	$ 20,202
Other Revenue	46	520
Consolidated sales revenue	19,362	20,722
Share of equity accounted unit sales and intra-subsidiary/equity accounted unit sales
Disclosure of products and services [line items]
Share of equity accounted unit sales and intra-subsidiary/equity accounted unit sales	971	1,087
Gross sales revenue
Disclosure of products and services [line items]
Consolidated sales revenue	20,333	21,809
Iron Ore
Disclosure of products and services [line items]
Revenue from contracts with customers	12,182	11,534
Other Revenue	82	543
Consolidated sales revenue	12,264	12,077
Increase (decrease) in revenue		(37)
Aluminium, Alumina and Bauxite
Disclosure of products and services [line items]
Revenue from contracts with customers	4,454	5,057
Other Revenue	(19)	(29)
Consolidated sales revenue	4,435	5,028
Copper
Disclosure of products and services [line items]
Revenue from contracts with customers	642	1,061
Other Revenue	(9)	11
Consolidated sales revenue	633	1,072
Industrial minerals
Disclosure of products and services [line items]
Revenue from contracts with customers	991	1,117
Other Revenue	(7)	(6)
Consolidated sales revenue	984	1,111
Gold
Disclosure of products and services [line items]
Revenue from contracts with customers	214	393
Other Revenue	4	0
Consolidated sales revenue	218	393
Diamonds
Disclosure of products and services [line items]
Revenue from contracts with customers	141	271
Other Revenue	0	0
Consolidated sales revenue	141	271
Uranium
Disclosure of products and services [line items]
Revenue from contracts with customers	149	147
Other Revenue	0	0
Consolidated sales revenue	149	147
Other
Disclosure of products and services [line items]
Revenue from contracts with customers	543	622
Other Revenue	(5)	1
Consolidated sales revenue	$ 538	623
Increase (decrease) in revenue		$ 37